Related party transactions and balances (Details) $ in Thousands		1 Months Ended						12 Months Ended
	Dec. 22, 2022 GWh	Jul. 31, 2024 MWh	Dec. 31, 2023 USD ($) € / MWh	Dec. 31, 2023 USD ($) € / MWh agreement	Dec. 31, 2023 USD ($) € / MWh MWh	Dec. 31, 2023 USD ($) € / MWh GWh	Jan. 31, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) € / MWh GWh	Dec. 31, 2022 USD ($)	Nov. 30, 2024 € / MWh	Oct. 31, 2023 € / MWh
Related party transactions and balances
Receivables, Non-Current			$ 1,658	$ 1,658	$ 1,658	$ 1,658		$ 1,558	$ 1,658
Receivables, Current			2,772	2,772	2,772	2,772			2,772
Payables, Current			$ 2,429	$ 2,429	$ 2,429	$ 2,429		2,664	2,429
Raw materials and energy consumption for production								56,238	35,962	$ 132,717
Other Operating Expenses								$ 202	$ 1,193	3,367
Maximum energy supply		150,000				285			130
Fixed energy price | € / MWh			50	50	50	50			50		50
Villar Mir Energa | Cash flow hedges
Related party transactions and balances
Number of purchase price agreements | agreement				3
Maximum energy supply					285,000	368
Period for commencement of operation of the plants			10 years
Fixed energy price | € / MWh			50	50	50	50			50
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current			$ 2,772	$ 2,772	$ 2,772	$ 2,772			$ 2,772
Write off of loan granted									2,772
Villar Mir Energia, S.L.U.
Related party transactions and balances
Raw materials and energy consumption for production										128,211
Expenses Income Related Party Transactions									(18)
Other Operating Expenses									1	1,612
Additional renewal extension term							1 year
Contract termination notice period							30 days
Espacio Information Technology, S.A.U.
Related party transactions and balances
Other Operating Expenses										1,008
Energya VM Gestion, S.L
Related party transactions and balances
Term of contract								1 year
Energya VM Gestion, S.L | Power Purchase Agreement (PPA)
Related party transactions and balances
Power supplied per agreement | GWh	65
Period for commencement of operation of the plants	10 years
Percentage of total power consumption of the Sabon plant	10.00%
Fixed energy price | € / MWh												77
Energya VM Gestion de la Energia, S.L.
Related party transactions and balances
Receivables, Non-Current			1,658	1,658	1,658	1,658		$ 1,558	1,658
Payables, Current			$ 2,429	$ 2,429	$ 2,429	$ 2,429		2,658	2,429
Raw materials and energy consumption for production								56,238	35,980	4,506
Other Operating Expenses									1,137	646
Other related parties
Related party transactions and balances
Payables, Current								6
Other Operating Expenses								$ 202	$ 55	$ 101